Net investment income/(expense) (Tables)	12 Months Ended
Dec. 31, 2024
Gains (losses) on financial instruments [abstract]
Disclosure of net investment income

	2024	2023	2022
	£m	£m	£m
Net gains from financial assets mandatorily at fair value	219	133	19
Net gains/(losses) from disposal of debt instruments at fair value through other comprehensive income	134	102	(68)
Net losses from disposal of financial assets and liabilities measured at amortised cost[1]	(225)	(9)	(66)
Dividend Income	3	—	—
Net losses on other investments	(62)	(114)	(208)
Net investment income/(expense)	69	112	(323)
1    Included within the 2024 balance are losses of £220m on sale of the performing Italian retail mortgage portfolio.